UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

Deutsche Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2014 (Unaudited)

Deutsche Floating Rate Fund
(formerly DWS Floating Rate Fund)

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 92.8%
Senior Loans **
Consumer Discretionary 24.6%
AMC Entertainment, Inc., Term Loan, 3.5%, 4/30/2020	3,950,000	3,937,360
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017	7,351,675	7,370,091
Bally Technologies, Inc., Term Loan B, 4.25%, 11/25/2020	19,813,048	19,821,369
BJ's Wholesale Club, Inc., First Lien Term Loan, 4.5%, 9/26/2019	5,061,853	5,044,846
Bombardier Recreational Products, Inc., Term Loan B, 4.0%, 1/30/2019	20,836,286	20,738,563
Boyd Gaming Corp., Term Loan B, 4.0%, 8/14/2020	5,791,667	5,764,156
Burlington Coat Factory Warehouse Corp., Term Loan B3, 4.25%, 7/17/2021	8,000,000	7,967,480
Caesars Entertainment Operating Co., Term Loan B6, 6.948%, 3/1/2017	4,448,909	4,180,862
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020	20,179,624	20,061,977
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	19,278,859	19,278,859
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019	5,376,243	5,355,168
Chrysler Group LLC:
Term Loan B, 3.25%, 12/31/2018	1,995,000	1,980,038
Term Loan B, 3.5%, 5/24/2017	3,880,000	3,883,802
Clear Channel Communications, Inc., Term Loan B, 3.807%, 1/29/2016	8,141,433	8,105,203
Crown Media Holdings, Inc., Term Loan B, 4.0%, 7/14/2018	8,088,873	8,073,706
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020	24,615,741	24,592,602
Dave & Buster's, Inc., Term Loan, 4.5%, 7/25/2020	1,000,000	1,000,000
David's Bridal, Inc., Term Loan B, 5.0%, 10/11/2019	2,688,122	2,639,950
EMI Music Publishing Ltd., Term Loan B, 3.75%, 6/29/2018	4,244,356	4,221,818
Entercom Radio LLC, Term Loan B, 4.0%, 11/23/2018	2,147,301	2,147,301
Entravision Communications Corp., Term Loan, 3.5%, 5/29/2020	17,385,000	17,178,553
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020	14,500,000	14,481,875
Four Seasons Holdings, Inc., First Lien Term Loan, 3.5%, 6/27/2020	3,473,750	3,452,039
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019	18,916,700	17,937,761
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019	5,000,000	5,025,775
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	21,770,910	17,380,480
Hargray Communications Group, Inc., Term Loan B, 4.75%, 6/26/2019	4,455,000	4,480,059
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020	8,171,053	8,132,771
Hubbard Radio LLC, Term Loan B, 4.5%, 4/29/2019	16,073,860	16,073,860
Hudson's Bay Co., First Lien Term Loan, 4.75%, 11/4/2020	6,100,000	6,158,469
ION Media Networks, Inc., Term Loan, 5.0%, 12/18/2020	18,407,500	18,511,042
J Crew Group, Inc., Term Loan B, 4.0%, 3/5/2021	17,398,773	17,101,515
J.C. Penney Corporation, Inc., Term Loan, 5.0%, 6/20/2019	3,000,000	3,006,000
Jo-Ann Stores, Inc., Term Loan, 4.0%, 3/16/2018	10,961,044	10,746,372
Kate Spade & Co., Term Loan B, 4.0%, 4/9/2021	2,500,000	2,471,100
Key Safety Systems, Inc., First Lien Term Loan, 4.75%, 7/9/2021	4,500,000	4,519,710
Landry's, Inc., Term Loan B, 4.0%, 4/24/2018	7,069,484	7,071,711
Lands' End, Inc., Term Loan B, 4.25%, 4/2/2021	5,985,000	5,947,624
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/2021	5,985,000	5,950,078
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019	5,878,096	5,853,849
Libbey Glass, Inc., Term Loan B, 3.75%, 4/9/2021	3,000,000	2,987,505
Live Nation Entertainment, Inc., Term Loan B1, 3.5%, 8/17/2020	4,466,250	4,456,201
MCC Iowa LLC, Term Loan H, 3.25%, 1/29/2021	7,920,000	7,803,695
Media General, Inc., Term Delay Draw, Term Loan B, 4.25%, 7/31/2020	12,059,887	12,112,649
Metro-Goldwyn-Mayer, Inc., Second Lien Term Loan, 5.125%, 6/26/2020	3,500,000	3,518,970
Mohegan Tribal Gaming Authority:
Term Loan A, 4.734%, 11/19/2018	1,950,000	1,950,000
Term Loan B, 5.5%, 11/19/2019	6,467,500	6,480,985
NEP/NCP Holdco, Inc.:
Term Loan, 4.25%, 1/22/2020	20,781,619	20,695,063
Second Lien Term Loan, 9.5%, 7/22/2020	3,285,714	3,345,941
Nine West Holdings, Inc., Term Loan B, 4.75%, 10/8/2019	4,000,000	4,015,000
Norcraft Companies LP, Term Loan, 5.25%, 12/13/2020	11,193,750	11,207,742
NYDJ Apparel LLC, Term Loan, 7.0%, 1/6/2020	2,892,500	2,762,338
Otter Products LLC, Term Loan, 5.75%, 6/3/2020	3,500,000	3,486,893
Payless, Inc.:
First Lien Term Loan, 5.0%, 3/11/2021	11,471,250	11,449,741
Second Lien Term Loan, 8.5%, 3/11/2022	2,500,000	2,485,425
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	15,972,414	15,960,275
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018	5,791,159	5,804,739
Term Loan B2, 4.25%, 8/7/2019	9,339,622	9,383,425
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/2020	2,366,589	2,361,099
Polymer Group, Inc.:
Term Delayed Draw, 5.25%, 12/19/2019	759,036	759,985
First Lien Term Loan, 5.25%, 12/19/2019	4,230,964	4,260,052
Portillo's Holdings LLC, First Lien Term Loan, 4.75%, 8/2/2021	5,000,000	5,000,000
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020	4,950,000	4,878,844
Remy International, Inc., Term Loan B, 4.25%, 3/5/2020	19,582,516	19,594,755
Renfro Corp., Term Loan B, 5.75%, 1/30/2019	6,402,500	6,382,492
Sagittarius Restaurants LLC, Term Loan, 5.50%, 10/1/2018	8,265,247	8,270,413
Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/2020	6,930,000	6,852,037
Sesac Holdco II LLC, First Lien Term Loan, 5.0%, 2/8/2019	5,876,405	5,876,405
Springer Science+Business Media Deutschland GmbH, Term Loan B3, 4.75%, 8/16/2021	17,352,815	17,331,124
SRAM LLC, Term Loan B, 4.0%, 4/10/2020	14,482,634	14,247,291
Steak N' Shake Operations, Inc., Term Loan, 4.75%, 3/19/2021	8,977,500	8,996,218
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020	15,501,219	15,449,522
The Men's Wearhouse, Inc., Term Loan B, 4.5%, 6/18/2021	6,500,000	6,533,865
Time, Inc., Term Loan B, 4.25%, 4/26/2021	6,000,000	5,996,280
Toys 'R' Us-Delaware, Inc.:
Term Loan B2, 5.25%, 5/25/2018	939,068	796,193
Term Loan B3, 5.25%, 5/25/2018	2,820,230	2,391,146
Term Loan, 6.0%, 9/1/2016	12,858,950	12,083,427
Travel Leaders Group LLC, Term Loan B, 7.0%, 11/23/2018	4,387,500	4,431,375
Travelport LLC:
Term Loan, 6.25%, 6/26/2019	8,013,085	8,153,314
Second Lien Term Loan, 9.5%, 1/29/2016	4,160,094	4,252,490
Tribune Co., Term Loan, 4.0%, 12/27/2020	11,065,364	11,069,514
Tropicana Entertainment, Inc., Term Loan, 4.0%, 11/27/2020	992,500	989,398
U.S. Finco LLC:
First Lien Term Loan, 4.0%, 5/29/2020	2,970,000	2,959,798
Second Lien Term Loan, 8.25%, 11/30/2020	2,000,000	2,035,000
UCI International, Inc., Term Loan B, 5.5%, 7/26/2017	10,940,993	10,964,900
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.75%, 11/21/2017	2,677,500	2,717,663
Vince LLC, Term Loan B, 6.0%, 11/4/2019	2,005,714	2,025,771
Visant Corp., Term Loan B, 5.25%, 12/22/2016	19,275,673	19,218,521
WaveDivision Holdings LLC, Term Loan B, 4.0%, 10/15/2019	2,171,937	2,165,834
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 5.25%, 5/6/2021	4,000,000	3,971,260
WMG Acquisition Corp., Term Loan, 3.75%, 7/1/2020	6,947,500	6,783,574
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021	2,250,000	2,252,813

		729,604,754
Consumer Staples 6.7%
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019	16,101,591	16,175,417
Big Heart Pet Brands, Term Loan, 3.5%, 3/8/2020	9,919,870	9,775,734
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018	4,937,500	4,726,422
Centerplate, Inc., Term Loan A, 4.75%, 11/26/2019	14,293,175	14,333,410
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020	5,085,359	5,083,224
Del Monte Foods, Inc.:
First Lien Term Loan, 4.256%, 2/18/2021	2,985,000	2,958,568
Second Lien Term Loan, 8.25%, 8/18/2021	2,000,000	1,925,000
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018	20,156,812	19,955,244
Focus Brands, Inc.:
Term Loan, 4.25%, 2/21/2018	5,206,322	5,182,450
Second Lien Term Loan, 10.25%, 8/21/2018	2,000,000	2,010,000
Grocery Outlet, Inc., Term Loan B1, 5.5%, 12/10/2018	10,849,179	10,876,302
JBS U.S.A. Holdings, Inc., Term Loan, 3.75%, 9/18/2020	6,451,250	6,394,801
Luxlas Fund LP, Term Loan B, 4.5%, 8/14/2017	3,498,820	3,504,838
NBTY, Inc., Term Loan B2, 3.5%, 10/1/2017	1,136,849	1,132,052
New HB Acquisition LLC, Term Loan, 6.75%, 4/9/2020	3,990,000	4,113,032
NPC International, Inc., Term Loan B, 4.0%, 12/28/2018	1,973,256	1,941,190
Pinnacle Holdco SARL, Term Loan, 4.75%, 7/24/2019	11,720,142	11,714,282
Post Holdings, Inc., Term Loan, 3.75%, 6/2/2021	3,000,000	3,004,320
Roundy's Supermarkets, Inc., Term Loan B, 5.75%, 3/3/2021	8,977,500	8,578,315
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.0%, 4/23/2020	4,278,968	4,281,643
SUPERVALU, Inc., Term Loan B, 4.5%, 3/21/2019	5,394,716	5,367,742
U.S. Foods, Inc., Term Loan, 4.5%, 3/31/2019	22,052,237	22,046,393
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020	5,985,000	6,007,444
Weight Watchers International, Inc.:
Term Loan B1, 3.16%, 4/2/2016	2,972,387	2,924,086
Term Loan B2, 4.0%, 4/2/2020	11,611,809	9,173,503
Windsor Quality Food Co., Ltd., Term Loan B, 5.0%, 12/23/2020	15,347,481	15,165,230

		198,350,642
Energy 5.9%
American Energy - Marcellus LLC, First Lien Term Loan, 5.25%, 8/4/2020	6,000,000	6,024,990
Crestwood Holdings LLC, Term Loan B1, 7.0%, 6/19/2019	10,002,788	10,198,693
Crosby U.S. Acquisition Corp., First Lien Term Loan, 3.75%, 11/23/2020	2,985,000	2,977,538
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021	23,240,428	23,376,036
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020	25,840,000	26,486,000
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021	5,890,909	5,937,300
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020	1,015,631	1,014,920
Murray Energy Corp., First Lien Term Loan, 5.25%, 12/5/2019	2,992,500	3,018,669
NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/2017	8,421,106	8,441,274
Pipeline Supply & Service LLC:
Term Loan B, 5.5%, 1/24/2020	8,478,327	8,457,131
Second Lien Term Loan, 9.5%, 7/28/2020	1,500,000	1,500,000
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018	19,000,000	18,847,620
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/2021	750,000	751,249
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/2020	871,620	870,530
Term Loan B, 4.25%, 12/16/2020	6,265,814	6,257,981
Term Loan M, 4.25%, 12/16/2020	325,067	324,660
Sheridan Production Partners I LLC:
Term Loan B2-1A, 4.25%, 9/25/2019	2,136,198	2,141,538
Term Loan B2-1M, 4.25%, 9/25/2019	1,304,802	1,308,064
Term Loan B2, 4.25%, 10/1/2019	16,121,250	16,161,553
Tallgrass Operations LLC:
Term Delayed Draw, 3.75%, 11/13/2017	4,000,000	4,005,000
Term Loan B, 4.25%, 11/13/2018	11,841,169	11,881,903
Walter Energy, Inc., Term Loan B, 7.25%, 4/2/2018	5,873,195	5,598,241
Western Refining, Inc., Term Loan B, 4.25%, 11/12/2020	7,960,000	7,962,507

		173,543,397
Financials 6.7%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020	7,940,000	7,878,783
AmWINS Group LLC, Term Loan, 5.0%, 9/6/2019	10,353,782	10,373,247
Asurion LLC:
Term Loan B1, 5.0%, 5/24/2019	20,805,784	20,903,363
Second Lien Term Loan, 8.5%, 3/3/2021	500,000	517,625
BATS Global Markets, Inc., Term Loan, 5.0%, 1/31/2020	9,300,000	9,195,375
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/2020	2,985,000	2,989,209
CGSC of Delaware Holding Corp., First Lien Term Loan, 5.0%, 4/16/2020	13,112,550	12,293,016
Clipper Acquisitions Corp., Term Loan B, 3.0%, 2/6/2020	6,895,350	6,804,849
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/20/2018	7,470,193	7,432,842
Cunningham Lindsey U.S., Inc., First Lien Term Loan, 5.0%, 12/10/2019	12,333,521	12,163,935
Duff & Phelps Investment Management Co., Term Loan B, 4.5%, 4/23/2020	6,438,756	6,446,804
Evergreen Acqco 1 LP, Term Loan, 5.0%, 7/9/2019	1,473,750	1,477,891
FGI Operating Co., LLC, Term Loan, 5.5%, 4/19/2019	3,443,663	3,467,338
Genworth Financial, Inc., Term Loan B, 6.5%, 7/1/2019	3,473,750	3,478,092
Grosvenor Capital Management Holdings LLP, Term Loan B, 3.75%, 1/4/2021	5,203,750	5,158,217
Guggenheim Partners LLC, Term Loan, 4.0%, 7/22/2020	17,883,750	17,850,218
Hub International Ltd., Term Loan B, 4.25%, 10/2/2020	15,880,200	15,794,129
Istar Financial, Inc., Term Loan A2, 7.0%, 3/19/2017	1,533,687	1,587,366
MCS AMS Sub-Holdings LLC, Term Loan B, 7.0%, 10/15/2019	5,293,750	5,134,938
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	10,471,485	10,325,513
Nuveen Investments, Inc., Term Loan, 4.157%, 5/15/2017	13,823,348	13,815,952
Ocwen Financial Corp., Term Loan, 5.0%, 2/15/2018	4,944,962	4,898,603
SAM Finance Lux SARL, Term Loan, 4.25%, 12/17/2020	7,960,000	7,974,925
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020	5,944,849	5,906,208
USI, Inc., Term Loan B, 4.25%, 12/27/2019	3,725,616	3,705,423

		197,573,861
Health Care 2.4%
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019	8,948,137	8,892,211
Amneal Pharmaceuticals LLC, Term Loan, 4.75%, 11/1/2019	3,150,548	3,156,471
Bright Horizons Family Solutions, Inc., Term Loan B, 3.75%, 1/30/2020	2,955,000	2,942,693
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021	8,189,739	8,222,334
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	3,500,000	3,497,585
Education Management LLC, Term Loan C2, 4.25%, 6/1/2016	17,346,926	11,322,772
JLL/Delta Dutch Newco BV, Term Loan, 4.25%, 3/11/2021	1,500,000	1,491,330
Lifepoint Hospitals, Inc., Term Loan B, 2.66%, 7/24/2017	684,808	686,006
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019	14,222,467	14,133,577
Salix Pharmaceuticals Ltd., Term Loan, 4.25%, 1/2/2020	5,850,000	5,869,100
Surgical Care Affiliates, Inc.:
Term Loan C, 4.0%, 6/29/2018	2,970,000	2,970,000
Term Loan B, 4.234%, 12/29/2017	2,894,689	2,898,308
Valeant Pharmaceuticals International, Inc., Term Loan B, 3.75%, 2/13/2019	3,718,574	3,715,971
VWR Funding, Inc., Term Loan, 3.407%, 4/3/2017	1,969,847	1,963,514

		71,761,872
Industrials 18.4%
Alliance Laundry Systems LLC, Term Loan, 4.25%, 12/10/2018	5,965,252	5,983,893
American Airlines, Inc., Term Loan, 3.75%, 6/27/2019	18,810,000	18,727,706
Ancestry.com, Inc.:
Term Loan B2, 4.0%, 5/14/2018	1,417,500	1,417,500
Term Loan B1, 4.5%, 12/28/2018	9,723,861	9,729,938
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020	6,924,347	6,832,046
AVSC Holding Corp., First Lien Term Loan, 4.5%, 1/24/2021	2,992,500	2,995,493
Blackboard, Inc., Term Loan B3, 4.75%, 10/4/2018	9,283,918	9,294,687
Booz Allen Hamilton, Inc., Term Loan, 3.75%, 7/31/2019	7,417,201	7,422,764
Brickman Group Ltd. LLC:
First Lien Term Loan, 4.0%, 12/18/2020	6,492,500	6,397,839
Second Lien Term Loan, 7.5%, 12/17/2021	2,500,000	2,513,538
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	11,099,616	11,122,204
ClientLogic Corp., Term Loan, 6.984%, 1/30/2017	10,075,797	10,176,555
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 1.5%, 4/18/2015 *	1,409,115	1,902
Letter of Credit, LIBOR plus 4.25%, 4/21/2015 *	276,857	374
Commercial Barge Line Co., First Lien Term Loan, 7.5%, 9/23/2019	5,431,250	5,471,984
Connolly Corp., First Lien Term Loan, 5.0%, 5/14/2021	3,000,000	3,022,515
Crossmark Holdings, Inc.:
First Lien Term Loan, 4.5%, 12/20/2019	4,932,425	4,897,478
Second Lien Term Loan, 8.75%, 12/21/2020	1,000,000	994,170
Delta Air Lines, Inc., Term Loan B, 3.25%, 4/20/2017	5,684,660	5,678,975
DynCorp International LLC, Term Loan B, 6.25%, 7/7/2016	3,760,626	3,759,460
Flexera Software LLC:
First Lien Term Loan, 4.5%, 3/18/2020	3,000,000	2,988,750
Second Lien Term Loan, 8.0%, 4/2/2021	1,000,000	992,500
Garda World Security Corp.:
Term Delay Draw, 4.0%, 11/6/2020	1,314,904	1,308,329
Term Loan B, 4.0%, 11/6/2020	5,140,078	5,114,377
Gardner Denver, Inc., Term Loan, 4.25%, 7/30/2020	20,842,500	20,846,147
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/2020	11,361,248	11,271,324
Genpact International, Inc., Term Loan B, 3.5%, 8/30/2019	1,410,250	1,407,895
Greenway Medical Technologies, Inc.:
First Lien Term Loan, 6.0%, 11/4/2020	6,965,000	6,978,059
Second Lien Term Loan, 9.25%, 11/4/2021	2,000,000	1,990,000
Hampton Rubber Co.:
First Lien Term Loan, 5.0%, 3/27/2021	4,990,000	5,019,117
Second Lien Term Loan, 9.0%, 3/24/2022	2,000,000	1,990,000
Hertz Corp., Term Loan B, 3.75%, 3/12/2018	4,925,000	4,903,478
IG Investment Holdings LLC, First Lien Term Loan, 5.25%, 10/31/2019	13,842,160	13,888,323
Infor (U.S.), Inc.:
Term Loan B3, 3.75%, 6/3/2020	2,128,112	2,111,715
Term Loan B5, 3.75%, 6/3/2020	7,384,838	7,337,132
Information Resources, Inc., Term Loan B, 4.75%, 9/30/2020	6,899,259	6,914,368
Inmar Holdings, Inc.:
First Lien Term Loan, 4.25%, 1/27/2021	13,000,000	12,837,500
Second Lien Term Loan, 8.0%, 1/27/2022	2,000,000	1,992,500
Intelligrated, Inc., First Lien Term Loan, 4.5%, 7/30/2018	3,443,754	3,426,552
IQOR U.S., Inc.:
Term Loan B, 6.0%, 4/1/2021	6,777,778	6,371,111
Second Lien Term Loan, 9.75%, 4/1/2022	4,000,000	3,700,000
Language Line LLC, First Lien Term Loan B, 6.25%, 6/20/2016	11,050,398	11,071,117
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021	3,491,250	3,444,328
Livingston International, Inc., First Lien Term Loan, 5.0%, 4/16/2019	5,940,000	5,932,605
Mirror Bidco Corp., Term Loan, 4.25%, 12/28/2019	4,308,719	4,289,889
Monitronics International, Inc., Term Loan B, 4.25%, 3/23/2018	13,940,924	13,973,616
Navios Partners Finance (U.S.), Inc., Term Loan B, 5.25%, 6/27/2018	5,448,825	5,519,660
Nortek, Inc., Term Loan, 3.75%, 10/30/2020	750,000	748,594
Orbitz Worldwide, Inc., Term Loan B, 4.5%, 4/15/2021	13,758,828	13,788,960
OSG Bulk Ships, Inc, Term Loan, 5.25%, 8/5/2019	3,000,000	3,021,570
OSG International, Inc., Term Loan B, 5.75%, 8/5/2019	3,000,000	3,014,070
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/2019	5,057,786	5,084,137
P2 Upstream Acquisition Co.:
First Lien Term Loan, 5.0%, 10/30/2020	7,213,750	7,246,825
Second Lien Term Loan, 9.0%, 4/30/2021	3,000,000	3,015,000
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021	15,960,000	15,720,600
Polyconcept Investments BV, First Lien Term Loan, 6.0%, 6/27/2019	4,352,493	4,347,053
PRV Aerospace LLC, Term Loan B, 6.5%, 5/9/2018	3,500,000	3,506,563
Quikrete Holdings, Inc.:
First Lien Term Loan, 4.0%, 9/28/2020	13,398,750	13,345,691
Second Lien Term Loan, 7.0%, 3/26/2021	7,500,000	7,607,813
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020	10,055,639	10,010,992
Sabre, Inc.:
Term Loan, 4.0%, 2/19/2019	7,940,000	7,943,732
Term Loan B, 4.0%, 2/19/2019	14,678,598	14,637,351
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020	7,500,000	7,565,625
Silver II US Holdings LLC, Term Loan, 4.0%, 12/13/2019	12,984,807	12,957,214
Sophia LP, Term Loan B, 4.0%, 7/19/2018	4,647,019	4,636,866
SourceHov LLC, First Lien Term Loan, 5.25%, 4/30/2018	6,633,000	6,673,096
Southwire Co., Term Loan, 3.25%, 2/10/2021	498,750	496,506
STG-Fairway Acquisitions, Inc., Term Loan B, 6.25%, 2/28/2019	7,924,946	7,895,228
SumTotal Systems LLC, First Lien Term Loan, 6.25%, 11/16/2018	8,336,003	8,363,804
Sungard Availability Services Capital, Inc, Term Loan B, 6.0%, 3/31/2019	9,226,875	9,163,440
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019	14,528,932	14,619,738
Sybil Software LLC, Term Loan, 4.75%, 3/20/2020	6,912,500	6,929,781
Tank Holding Corp., Term Loan, 4.25%, 7/9/2019	6,861,225	6,843,009
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020	982,523	978,225
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018	6,185,364	6,181,529
U.S. Airways Group, Inc.:
Term Loan B2, 3.0%, 11/23/2016	2,970,000	2,965,812
Term Loan B1, 3.5%, 5/23/2019	7,969,000	7,911,384
U.S. Ecology, Inc., Term Loan, 3.75%, 6/17/2021	1,000,000	1,003,750
U.S. Security Holdings, Inc.:
Term Delay Draw, 6.0%, 7/28/2017	646,308	647,116
Term Loan, 6.0%, 7/28/2017	3,255,157	3,259,226
United Airlines, Inc., Term Loan B, 3.5%, 4/1/2019	6,616,250	6,579,166
Vantiv LLC, Term Loan B, 3.75%, 5/12/2021	4,000,000	4,007,500
WASH Multifamily Laundry Systems LLC, Term Loan, 4.503%, 2/21/2019	4,942,462	4,939,398
Waste Industries U.S.A., Inc., Term Loan B, 4.0%, 3/17/2017	8,673,690	8,662,847
West Corp., Term Loan B10, 3.25%, 6/30/2018	4,214,994	4,176,975
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019	6,995,485	7,015,912
WTG Holdings III Corp.:
First Lien Term Loan, 4.75%, 1/15/2021	1,990,000	1,988,756
Second Lien Term Loan, 8.5%, 1/15/2022	500,000	500,625

		544,062,892
Information Technology 10.1%
Answers Corp.:
Term Loan B, 6.5%, 12/20/2018	3,412,500	3,421,031
Second Lien Term Loan, 11.0%, 6/19/2020	1,500,000	1,503,750
Aricent Technologies:
First Lien Term Loan, 5.5%, 4/14/2021	4,500,000	4,528,125
Second Lien Term Loan, 9.5%, 4/14/2022	1,000,000	1,002,085
Arris Group, Inc., Term Loan B, 3.25%, 4/17/2020	6,591,667	6,548,392
Aspect Software, Inc., Term Loan B, 7.25%, 5/6/2016	9,798,288	9,822,784
Attachmate Corp.:
First Lien Term Loan, 7.25%, 11/22/2017	8,549,822	8,667,382
Second Lien Term Loan, 11.0%, 11/22/2018	12,730,441	12,868,312
Avaya, Inc.:
Term Loan B3, 4.655%, 10/26/2017	16,659,210	16,197,583
Term Loan B6, 6.5%, 3/30/2018	7,632,003	7,669,209
Blue Coat Systems, Inc., First Lien Term Loan, 4.0%, 5/31/2019	12,382,446	12,305,118
BMC Software Finance, Inc., Term Loan, 5.0%, 9/10/2020	17,285,000	17,257,949
CDW LLC, Term Loan, 3.25%, 4/29/2020	1,455,015	1,439,301
CommScope, Inc., Term Loan B4, 3.25%, 1/26/2018	2,549,059	2,549,072
Dell, Inc., Term Loan B, 4.5%, 4/29/2020	30,767,500	30,900,262
Deltek, Inc.:
First Lien Term Loan, 4.5%, 10/10/2018	6,648,750	6,646,257
Second Lien Term Loan, 10.0%, 10/10/2019	4,500,000	4,587,210
Epiq Systems, Inc., Term Loan B, 4.25%, 8/27/2020	10,426,237	10,439,270
Extreme Reach, Inc.:
First Lien Term Loan, 6.75%, 2/10/2020	1,973,375	1,995,576
Second Lien Term Loan, 10.5%, 1/24/2021	3,000,000	3,030,000
FIDJI Luxembourg (BC4) SARL, Term Loan, 6.25%, 12/24/2020	3,950,000	3,977,986
First Data Corp.:
Term Loan, 3.655%, 3/23/2018	21,135,503	20,963,777
Term Loan, 4.155%, 3/24/2021	2,926,756	2,925,849
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020	17,538,733	17,504,269
Global Cash Access LLC, Term Loan B, 4.0%, 3/1/2016	914,286	917,147
Hyland Software, Inc., Term Loan B, 4.75%, 2/19/2021	5,858,099	5,881,912
iPayment, Inc., Term Loan B, 6.75%, 5/8/2017	7,041,555	6,995,362
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019	18,905,000	18,967,954
Peak 10, Inc.:
First Lien Term Loan, 5.0%, 6/17/2021	1,500,000	1,509,375
Second Lien Term Loan, 8.25%, 6/17/2022	2,000,000	2,005,000
Rovi Solutions Corp., Term Loan B, 3.75%, 7/2/2021	2,500,000	2,486,450
RP Crown Parent LLC, Term Loan, 6.0%, 12/21/2018	17,035,007	16,814,915
Sensus U.S.A., Inc.:
First Lien Term Loan, 4.75%, 5/9/2017	16,826,980	16,862,064
Second Lien Term Loan, 8.5%, 5/9/2018	3,500,000	3,508,750
Spansion LLC, Term Loan, 3.75%, 12/19/2019	12,423,105	12,386,209
Verint Systems, Inc., Term Loan, 3.5%, 9/6/2019	435,762	435,435

		297,521,122
Materials 11.0%
American Rock Salt Holdings LLC:
First Lien Term Loan, 4.75%, 5/20/2021	7,500,000	7,493,775
Second Lien Term Loan, 8.0%, 5/16/2022	9,000,000	9,090,000
Appvion, Inc., Term Loan, 5.753%, 6/28/2019	9,900,000	9,873,171
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/2018	17,219,740	16,786,147
Ardagh Holdings U.S.A, Inc., Term Loan, 4.0%, 12/17/2019	1,496,250	1,491,267
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020	25,272,480	25,166,210
AZ Chem U.S., Inc.:
First Lien Term Loan, 4.5%, 6/12/2021	1,500,000	1,508,640
Second Lien Term Loan, 7.5%, 6/12/2022	500,000	506,000
Azure Midstream Energy LLC, Term Loan B, 6.5%, 11/15/2018	12,224,525	12,331,490
Berlin Packaging LLC, First Lien Term Loan, 4.75%, 4/2/2019	3,910,500	3,917,832
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020	13,777,726	13,551,909
Caraustar Industries, Inc., Term Loan, 7.5%, 5/1/2019	2,640,787	2,669,400
Chemtura Corp., Term Loan B, 3.5%, 8/27/2016	2,679,213	2,684,237
CPG International, Inc., Term Loan, 4.75%, 9/30/2020	11,230,212	11,258,288
Exopack LLC, Term Loan B, 5.25%, 5/8/2019	2,487,500	2,511,330
Fairmount Minerals Ltd., Term Loan B2, 4.5%, 9/5/2019	15,951,058	16,016,538
Huntsman International LLC, Term Loan, 3.75%, 10/15/2020	6,500,000	6,489,177
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018	24,571,990	24,456,871
JMC Steel Group, Inc., Term Loan, 4.75%, 4/3/2017	6,644,683	6,636,377
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/7/2020	8,910,000	8,891,467
Minerals Technologies, Inc., Term Loan B, 4.0%, 5/9/2021	6,000,000	6,009,390
Multi Packaging Solutions, Inc., Term Loan B, 4.25%, 9/30/2020	6,384,000	6,380,010
Nexeo Solutions LLC, Term Loan B, 5.0%, 9/8/2017	5,923,529	5,914,259
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019	16,401,372	16,052,843
Nusil Technology LLC, Term Loan, 5.25%, 4/7/2017	10,959,174	10,784,978
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019	8,755,357	8,790,947
Second Lien Term Loan, 8.0%, 1/17/2020	8,000,000	8,153,360
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020	11,910,000	11,859,382
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021	3,000,000	2,994,990
Reynolds Group Holdings, Inc., Term Loan, 4.0%, 12/1/2018	16,251,053	16,243,252
Signode Industrial Group U.S., Inc., Term Loan B, 4.0%, 5/1/2021	3,081,481	3,060,943
Solenis International LP, First Lien Term Loan, 4.25%, 7/2/2021	1,500,000	1,494,382
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/7/2020	1,980,000	1,965,150
TMS International Corp., Term Loan B, 4.5%, 10/16/2020	995,000	996,085
Tronox Pigments (Netherlands) BV, Term Loan, 4.0%, 3/19/2020	5,113,046	5,113,685
U.S. Silica Co., Term Loan B, 4.0%, 7/17/2020	2,445,000	2,446,015
Unifrax Corp., Term Loan, 4.25%, 11/28/2018	1,963,138	1,959,153
Univar, Inc., Term Loan B, 5.0%, 6/30/2017	6,679,196	6,699,401
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019	8,110,148	8,135,493
Waupaca Foundry, Inc., Term Loan, 4.0%, 6/29/2017	5,831,441	5,835,086
WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/2017	3,431,932	3,444,802
World Kitchen LLC, Term Loan B, 5.5%, 3/4/2019	8,743,288	8,655,855

		326,319,587
Telecommunication Services 4.5%
Alaska Communications Systems Holdings, Inc., Term Loan B, 6.25%, 10/21/2016	10,613,585	10,583,761
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020	5,925,000	5,917,594
Fibertech Networks LLC, Term Loan B, 4.0%, 12/18/2019	3,940,053	3,935,128
Genesys Telecom Holdings U.S., Inc.:
Term Loan B, 4.0%, 2/7/2020	9,929,325	9,875,558
Term Delay Draw, 4.5%, 11/13/2020	7,462,500	7,474,925
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020	2,441,734	2,431,564
Level 3 Financing, Inc.:
Term Loan, 4.0%, 8/1/2019	11,500,000	11,471,250
Term Loan B, 4.0%, 1/15/2020	1,500,000	1,495,785
Mitel U.S. Holdings, Inc., Term Loan, 5.25%, 1/31/2020	4,711,602	4,733,699
NTELOS, Inc., Term Loan B, 5.75%, 11/8/2019	18,754,007	18,836,055
Securus Technologies Holdings, Inc., Term Loan, 4.75%, 4/30/2020	4,962,502	4,967,688
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019	6,786,650	6,738,940
Telesat Canada, Term Loan B2, 3.5%, 3/28/2019	12,837,500	12,761,245
Virgin Media Bristol LLC, Term Loan B, 3.5%, 6/7/2020	17,000,000	16,797,360
Zayo Group LLC, Term Loan B, 4.0%, 7/2/2019	15,730,886	15,699,188

		133,719,740
Utilities 2.5%
Calpine Corp., Term Loan B1, 4.0%, 4/1/2018	955,253	956,929
EFS Cogen Holdings I LLC, Term Loan B, 3.75%, 12/17/2020	3,674,489	3,674,489
Equipower Resources Holdings LLC:
First Lien Term Loan, 4.25%, 12/21/2018	7,793,458	7,799,303
Term Loan C, 4.25%, 12/31/2019	14,383,648	14,394,436
Essential Power LLC, Term Loan B, 4.75%, 8/8/2019	14,677,658	14,796,914
Exgen Renewables I LLC, Term Loan, 5.25%, 2/8/2021	4,462,470	4,529,407
La Frontera Generation LLC, Term Loan, 4.5%, 9/30/2020	16,929,234	16,990,603
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020	11,358,333	11,400,927

		74,543,008

Total Loan Participations and Assignments (Cost $2,762,136,351)		2,747,000,875
Corporate Bonds 4.0%
Consumer Discretionary 1.2%
APX Group, Inc., 6.375%, 12/1/2019	5,000,000	5,075,000
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022	3,000,000	3,262,500
MGM Resorts International, 7.75%, 3/15/2022	5,000,000	5,850,000
Netflix, Inc.:
5.375%, 2/1/2021	2,000,000	2,095,000
144A, 5.75%, 3/1/2024	1,000,000	1,047,500
Penske Automotive Group, Inc., 5.75%, 10/1/2022	1,000,000	1,035,000
Rent-A-Center, Inc., 4.75%, 5/1/2021	4,000,000	3,580,000
Sirius XM Radio, Inc., 144A, 5.25%, 8/15/2022	1,000,000	1,065,000
Sotheby's, 144A, 5.25%, 10/1/2022	4,000,000	3,900,000
Springs Industries, Inc., 6.25%, 6/1/2021	3,500,000	3,517,500
Travelport LLC, 144A, 6.352% ***, 3/1/2016	3,548,358	3,548,358

		33,975,858
Consumer Staples 0.1%
Chiquita Brands International, Inc., 7.875%, 2/1/2021	2,929,000	3,203,594
Energy 1.4%
Halcon Resources Corp., 8.875%, 5/15/2021	4,000,000	4,210,000
Midstates Petroleum Co., Inc., 9.25%, 6/1/2021	2,000,000	2,165,000
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023	1,000,000	1,060,000
Newfield Exploration Co., 6.875%, 2/1/2020	2,950,000	3,097,500
Offshore Group Investment Ltd.:
7.125%, 4/1/2023	8,000,000	7,940,000
7.5%, 11/1/2019	8,135,000	8,318,037
Pacific Drilling SA, 144A, 5.375%, 6/1/2020	6,000,000	5,850,000
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021	4,000,000	4,220,000
5.625%, 4/15/2023	1,000,000	1,040,000
Welltec A/S, 144A, 8.0%, 2/1/2019	4,000,000	4,190,000

		42,090,537
Health Care 0.0%
Aviv Healthcare Properties LP, 6.0%, 10/15/2021	1,000,000	1,055,000
Industrials 0.2%
ADT Corp., 6.25%, 10/15/2021	2,000,000	2,115,000
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019	1,000,000	1,055,000
General Cable Corp., 5.75%, 10/1/2022	1,000,000	995,000

		4,165,000
Information Technology 0.2%
VeriSign, Inc., 4.625%, 5/1/2023	1,750,000	1,719,375
Viasystems, Inc., 144A, 7.875%, 5/1/2019	5,000,000	5,175,000

		6,894,375
Materials 0.7%
Clearwater Paper Corp., 4.5%, 2/1/2023	2,851,000	2,765,470
Hecla Mining Co., 6.875%, 5/1/2021	4,000,000	3,920,000
Hexion U.S. Finance Corp., 6.625%, 4/15/2020	10,000,000	10,525,000
United States Steel Corp., 7.5%, 3/15/2022	4,000,000	4,395,000

		21,605,470
Telecommunication Services 0.2%
Intelsat Jackson Holdings SA, 5.5%, 8/1/2023	6,000,000	5,977,500
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022	500,000	518,125
6.5%, 1/15/2024	500,000	520,000

		7,015,625

Total Corporate Bonds (Cost $116,790,027)		120,005,459
Asset-Backed 1.5%
Miscellaneous
A Voce CLO Ltd., "D", Series 2014-1A, 144A, 5.034%, 7/15/2026	5,000,000	4,490,200
ALM VII Ltd., "D", Series 2012-7A, 144A, 5.234% ***, 10/19/2024	5,000,000	4,696,885
Apidos CLO XVII, "D", Series 2014-17A, 144A, 4.96%, 4/17/2026	2,500,000	2,245,705
ARES CLO Ltd., "D", Series 2014-1A, 144A, 5.043%, 4/17/2026	5,000,000	4,501,085
Babson CLO Ltd.:
"D", Series 2014-1A, 144A, 5.13%, 7/20/2025	3,000,000	2,746,686
"E", Series 2014-IIA, 144A, 5.233%, 10/17/2026	5,000,000	4,559,885
Birchwood Park CLO Ltd., "E1", Series 2014-1A, 144A, 5.334%, 7/15/2026	2,000,000	1,839,374
Carlyle Global Market Strategies Ltd., "E", Series 2014-1A, 144A, 4.683% ***, 4/17/2025	5,000,000	4,439,300
Madison Park Funding XIII Ltd., "E", Series 2014-13A, 144A, 5.234% ***, 1/19/2025	3,000,000	2,775,318
Madison Park Funding XIV Ltd., "E", Series 2014-14A, 144A, 4.981%, 7/20/2026	3,500,000	3,170,758
Octagon Investment Partners XIX Ltd., "E", Series 2014-1A, 144A, 5.084% ***, 4/15/2026	4,000,000	3,629,760
Washington Mill CLO Ltd., "E", Series 2014-1A, 144A, 5.077% ***, 4/20/2026	4,750,000	4,297,615

Total Asset-Backed (Cost $43,946,250)		43,392,571

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary
Dex Media, Inc. (Cost $62,722) *	786	8,968
Cash Equivalents 0.7%
Central Cash Management Fund, 0.05% (a) (Cost $21,038,582)	21,038,582	21,038,582

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,943,973,932) †	99.0	2,931,446,455
Other Assets and Liabilities, Net	1.0	30,159,202

Net Assets	100.0	2,961,605,657

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 1.5%	4/18/2015	1,409,115	USD	1,409,115	1,902
Coach America Holdings, Inc.*	LIBOR plus 4.25%	4/21/2015	276,857	USD	276,857	374
					1,685,972	2,276

*	Non-income producing security.
**
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment.  As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report.  Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of August 31, 2014.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2014.

†
The cost for federal income tax purposes was $2,944,068,616.  At August 31, 2014, net unrealized depreciation for all securities based on tax cost was $12,622,161.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,506,333 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,128,494.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
CLO: Collateralized Loan Obligation

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(b)
Loan Participations and Assignments	$—	$2,631,152,917	$115,847,958	$2,747,000,875
Corporate Bonds	—	120,005,459	—	120,005,459
Asset-Backed	—	41,553,197	1,839,374	43,392,571
Common Stocks	8,968	—	—	8,968
Short-Term Investments	21,038,582	—	—	21,038,582
Total	$21,047,550	$2,792,711,573	$117,687,332	$2,931,446,455

(b)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Loan Participation and Assignments	Asset Backed Bonds	Total
Balance as of May 31, 2014	$52,852,638	$4,388,050	$57,240,688
Realized gain (loss)	85,125	—	85,125
Change in unrealized appreciation (depreciation)	(705,968)	—	(705,968)
Amortization premium/discount	41,307	—	41,307
Purchases	10,544,847	1,839,374	12,384,221
(Sales)	(5,889,790)	—	(5,889,790)
Transfers into Level 3 (c)	86,428,377	—	86,428,377
Transfers (out) of Level 3	(27,508,578)	(4,388,050)	(31,896,628)
Balance as of August 31, 2014	$115,847,958	$1,839,374	$117,687,332
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2014	$(675,126)	$—	$(675,126)

(c)
During the period ended August 31, 2014, the amount of transfers between Level 2 and Level 3 was $79,192,765. The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity. The amount of transfers between Level 3 and Level 2 was $4,388,050. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.
A significant change in the broker quotes could have a material change on the fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Floating Rate Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2014